Supplemental Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 277,623	$ 348,441	$ 306,377
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	324,071	338,899	380,567
Less: Comprehensive income attributable to noncontrolling interests	75,675	68,458	63,227
Comprehensive income attributable to Community Health Systems, Inc.	248,396	270,441	317,340
Parent Guarantor [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	201,948	279,983	243,150
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	248,396	270,441	317,340
Comprehensive income attributable to Community Health Systems, Inc.	248,396	270,441	317,340
Issuer [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	201,948	279,983	243,150
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	248,396	270,441	317,340
Comprehensive income attributable to Community Health Systems, Inc.	248,396	270,441	317,340
Other Guarantors [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	268,607	310,117	256,490
Other comprehensive income, net of income taxes:
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	(8,697)	6,134	(2,035)
Comprehensive income	259,910	316,251	254,455
Comprehensive income attributable to Community Health Systems, Inc.	259,910	316,251	254,455
Non-Guarantors [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	133,853	167,802	186,967
Other comprehensive income, net of income taxes:
Comprehensive income	133,853	167,802	186,967
Less: Comprehensive income attributable to noncontrolling interests	75,675	68,458	63,227
Comprehensive income attributable to Community Health Systems, Inc.	58,178	99,344	123,740
Eliminations [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	(528,733)	(689,444)	(623,380)
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	(55,145)	15,676	(76,225)
Net change in fair value of available-for-sale securities	1,920	(7,432)	(824)
Amortization and recognition of unrecognized pension cost components	15,474	(4,836)	4,894
Other comprehensive income	(37,751)	3,408	(72,155)
Comprehensive income	(566,484)	(686,036)	(695,535)
Comprehensive income attributable to Community Health Systems, Inc.	$ (566,484)	$ (686,036)	$ (695,535)